SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Measurement date closing price of Common stock			$ 25.25		$ 130.75
Contractual term (years)			3 years 6 months		3 years 6 months
Risk-free interest rate			3.40%		0.80%
Volatility			112.00%		141.00%
Dividend yield			0.00%		0.00%
Warrant [Member]
Measurement date closing price of Common stock	$ 18.25	[1]	$ 19.75	[2]	$ 186.00	[2]
Contractual term (years)	5 years	[3]	5 years	[4]	2 years 7 months 6 days	[4]
Risk-free interest rate	4.20%		3.60%		0.30%
Volatility	102.00%		102.00%		138.00%
Dividend yield	0.00%		0.00%		0.00%

[1]	Weighted average grant price.
[2]	Weighted average grant price.
[3]	The valuation of warrants is based on the expected term.
[4]	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.